INCOME TAXES (Other - Narrative) (Details) $ in Thousands	12 Months Ended			36 Months Ended	48 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2010	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Change in deferred tax valuation allowance	$ 13,000	$ 1,800	$ 38,200
Income tax benefit related to tax credits		$ 500	$ 600
United States [Member]
Income Tax Disclosure [Line Items]
Statutory tax rate (as a percent)	35.00%
CHINA [Member]
Income Tax Disclosure [Line Items]
Statutory tax rate (as a percent)	25.00%
Reduced tax rate for qualified high technology enterprises (as a percent)	15.00%
Number of subsidiaries approved for the reduced tax rate | item	1
CHINA [Member] | U T Starcom Telecom Co Ltd [Member]
Income Tax Disclosure [Line Items]
Reduced tax rate for qualified high technology enterprises (as a percent)				15.00%	15.00%
Valid period for reduced income tax rate applicable to qualified high technology enterprise				3 years	3 years